CAPITAL AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt repayments
Cash and cash equivalent balances	$ 349.0	$ 1,025.8	$ 827.0
Liquidity risk
Debt repayments
Cash and cash equivalent balances	349.0
Liquidity risk | Long-term debt
Debt repayments
Long-term debt	2,588.4
Liquidity risk | 2019 | Long-term debt
Debt repayments
Long-term debt	95.1
Liquidity risk | 2020, 2021 | Long-term debt
Debt repayments
Long-term debt	690.1
Liquidity risk | 2022, 2023 | Long-term debt
Debt repayments
Long-term debt	138.9
Liquidity risk | 2024 and thereafter | Long-term debt
Debt repayments
Long-term debt	$ 1,664.3